Leases - Lease Cost and Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease costs
Operating lease costs	$ 6,737	$ 7,685
Short-term lease costs	1,410	1,645
Sublease income	0	(580)
Total net lease cost	$ 8,147	$ 8,750
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag	Operating lease income	Operating lease income
Operating lease income	$ 1,481	$ 1,362
Right-of-use assets related to new operating lease liabilities	5,101	2,068
Operating cash flows from operating leases	$ 5,556	$ 6,903
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 38,079	$ 35,347
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 38,725	$ 35,604
Weighted average remaining lease term for operating leases (in years)	11 years 6 months 10 days	11 years 10 months 13 days
Weighted average discount rate for operating leases	5.90%	5.93%